Financial Risks - Summary of Composition of Impairment Losses and Recoveries (Parenthetical) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss recognised or reversed [line items]
Net impairments and (recoveries)	€ 0	€ 11,000,000
Bottom of range [member]
Disclosure of impairment loss recognised or reversed [line items]
Net impairments and (recoveries)	€ 25,000,000